Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000319108_SupplementTextBlock

BLACKROCK SERIES FUND, INC.
BlackRock Balanced Capital Portfolio
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The third paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital Portfolio—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. The Fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade by Moody's, S&P or Fitch (commonly known as "junk bonds"), or in unrated securities that Fund management believes are of equivalent quality.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

▪	Emerging Markets Risk —Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.

BlackRock Balanced Capital Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000319108_SupplementTextBlock

BLACKROCK SERIES FUND, INC.
BlackRock Balanced Capital Portfolio
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The third paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital Portfolio—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. The Fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade by Moody's, S&P or Fitch (commonly known as "junk bonds"), or in unrated securities that Fund management believes are of equivalent quality.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Balanced Capital Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

▪	Emerging Markets Risk —Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.